BUSINESS COMBINATION (Schedule of operations from the date of acquisition) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 EUR (€)
Cash				$ 164
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill	695		$ 1,044	314
Easyserve Ltd [Member]
Total consideration given	$ 343
Euro Member Countries, Euro [Member] | Easyserve Ltd [Member]
Cash | €					€ 300
Consideration | €					100
Earn out liability | €					300
Total consideration given | €		€ 300			€ 700
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable | €						€ 269
Prepaid expenses | €						53
Property and equipment | €						25
Goodwill | €						377
Other assests | €						84
Total identifiable assets acquired | €						808
Accounts payable | €						51
Accounts payable and accrued expenses | €						57
Total liabilities assumed | €						108
Total identifiable assets acquired and liabilities assumed | €						€ 700
United States of America, Dollars | Easyserve Ltd [Member]
Cash				317
Consideration				106
Earn out liability				317
Total consideration given				740
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable				284
Prepaid expenses				56
Property and equipment				26
Goodwill				398
Other assests				89
Total identifiable assets acquired				853
Accounts payable				53
Accounts payable and accrued expenses				60
Total liabilities assumed				113
Total identifiable assets acquired and liabilities assumed				$ 740